Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Loss
Net loss	$ 28,771	$ 20,461	$ 9,856
Other comprehensive loss (income):
Net unrealized loss (gain) on available for sale securities	(237)	(46)	4
Comprehensive loss	$ 28,534	$ 20,415	$ 9,860